Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment reporting

The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2010, 2011 and 2012:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	179,835	104,691	116,084	365	400,975

2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

Net Revenues Attributable by Country of Domicile

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Years Ended December 31,
	2010	2011	2012
Net revenues:
PRC	$293,435	$374,312	$472,991
United States	104,814	136,689	143,586
Europe	87,720	91,046	100,985
Other countries	218,340	278,696	342,492

Total net revenues	$704,309	$880,743	$1,060,054

Long-Lived Assets Located at Respective Geographic Areas

Long-lived assets located at the respective geographic areas as of December 31, 2011 and 2012 are as follows:

	Years Ended December 31,
	2011	2012
Long-lived assets
PRC	$259,685	$288,978
United States	28,338	28,546
Other countries	5,201	7,407

Total long-lived assets	$293,224	$324,931